JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Hartford Total Return Bond ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2017,

AS SUPPLEMENTED THROUGH MAY 11, 2018

Hartford Municipal Opportunities ETF

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 11, 2017,

AS SUPPLEMENTED THROUGH MAY 11, 2018

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE

REFERRED TO HEREIN AS THE “FUNDS”)

On June 19-20, 2018, the Board of Trustees of Hartford Funds Exchange-Traded Trust approved a reduction in the contractual management fee rate for each Fund. Accordingly, effective July 1, 2018, in the section entitled “Investment Management Arrangements – Management Fees” in each Fund’s Statement of Additional Information, each Fund’s management fee table is deleted in its entirety and replaced with the table below that applies to each Fund:

	Unitary Investment Management Fee
Fund	Previous Management Fee Rate (prior to July 1, 2018)	New Management Fee Rate (effective July 1, 2018)
Hartford Total Return Bond ETF	0.39%	0.29%

	Unitary Investment Management Fee
Fund	Previous Management Fee Rate (prior to July 1, 2018)	New Management Fee Rate (effective July 1, 2018)
Hartford Municipal Opportunities ETF	0.35%	0.29%

This Supplement should be retained with your Statement of Additional Information for future reference.

June 2018